PFPC Inc.
                             3200 Horizon Drive
                              P.O. Box 61503
                      King of Prussia, PA  19406-0903

                             Rule 497(j) Letter

October 5, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549-1004

Re:  McM Funds (the "Trust")
     No.  33-75708
     No.  811-8370

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 12/16 (the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment was filed pursuant to Rule 485 (b) and transmitted electronically on October 1, 2001.

Please call the undersigned at (610) 239-4727 with any questions you may have.

Very truly yours,

/s/ Thomas N. Calabria
Thomas N. Calabria
Regulatory Administrator


cc:  Deane A. Nelson, McMorgan & Company LLC
     Bibb L. Strench, Esq., Stradley, Ronon, Stevens & Young LLP